Consolidated Statements of Cash Flows - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Cash Provided BY (USED FOR): OPERATING ACTIVITIES
Net Profit (Loss) for the Period	$ (459,984)	$ 245,820	$ (355,264)	$ (912,676)
Non-Cash Items
Accretion Expenses	53,712	5,957	122,140	101,900
Change in Fair Value of Derivative Instruments	262,224	(466,622)	(155,731)	(511,758)
Unrealized Foreign Exchange (Gain)	1,523	(1,795)	(196)	9,908
Accrued Interest on Promissory Notes	10,062	5,726	28,321	10,669
Common Stock issued on Conversion of Promissory Notes	0	149,039	0	(878,535)
Changes in Non-Cash Working Capital Accounts
GST Receivable	(2,971)	(14,057)	4,370	2,623
Accounts payable and Accrued Liabilities	9,733	11,913	(12,613)	68,944
Net Cash used in Continuing Operations	(125,701)	(145,534)	(368,973)	(452,494)
FINANCING ACTIVITIES
Proceeds on issuance of Class B Shares	0	0	0	100
Net Proceeds on Issuance of Promissory Notes	150,940	81,137	402,300	339,360
Cash flows provided by (used for) investing activities	150,940	81,137	402,300	339,460
INCREASE (DECREASE) IN CASH	25,239	(64,397)	33,327	(113,034)
Cash, Beginning of the Period	8,564	64,519	476	113,156
CASH, End of the yeaR	$ 33,803	$ 112	$ 33,803	$ 112